Other Payables and Accruals	12 Months Ended
Dec. 31, 2020
Disclosure Of Other Payables And Accruals [Abstract]
Other Payables and Accruals

20. OTHER PAYABLES AND ACCRUALS

	December 31, 2020	December 31, 2019
	US$’000	US$’000
Accrued payroll	13,609	6,633
Other payables	85,559	64,221
	99,168	70,854

Other payables are non-interest-bearing and repayable on demand.

As at December 31, 2020 and 2019, included in the Group’s other payables were amounts due to the Group’s related parties of US$3,736,000 and US$1,544,000, respectively (note 30).